Note 11 - Property, Plant and Equipment	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
1
1
.           Property, plant and equipment

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Leasehold improvement	Fixtures and Fittings	Total
Cost
At April 1, 2016	3	-	-	-	-	3
Additions	34	44	16	-	-	94
Acquisition	488	1,588	1,876	156	11	4,119
At March 31 , 2017	525	1,632	1,892	156	11	4,216
Foreign exchange	3	10	12	1	-	26
Additions	121	437	537	4	2	1,101
Disposals	(7)	(82)	(921)	-	-	(1,010)
At March 31, 201 8	642	1,997	1,520	161	13	4,333
Foreign exchange	(46)	(148)	(112)	(12)	(1)	(319)
Additions	73	55	205	11	4	348
Disposals	(126)	(275)	(584)	-	-	(985)
At March 31, 201 9	543	1,629	1,029	160	16	3,377

Depreciation
At April 1, 2016	-	-	-	-	-	-
Additions	24	45	31	3	-	103
Acquisition	303	982	619	38	8	1.950
At March 31, 2017	327	1,027	650	41	8	2,053
Foreign exchange	2	6	4	-	-	12
Additions	97	203	107	12	1	420
Disposals	(4)	(63)	-	-	-	(67)
At March 31, 201 8	422	1,173	761	53	9	2,418
Foreign exchange	(34)	(93)	(59)	(4)	(1)	(191)
Additions	89	222	106	11	1	430
Disposals	(97)	(223)	(165)	-	-	(486)
At March 31, 2019	380	1,079	644	59	9	2,172

Net book value
At March 31, 2017	198	605	1,242	115	3	2,163
At March 31, 2018	220	824	759	108	4	1,915
At March 31, 201 9	163	550	383	101	7	1,205

The Group has
$0.6
million (
2018:
$0.6
million;
2017:
$0.3
million) of assets held under finance lease. Details of the liabilities are shown in note
19.